OPERATING LEASE - Summary Of Supplemental Balance Sheet Information Related To Operating Lease (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2019
OPERATING LEASE
Right-of-use assets	¥ 310,445	¥ 303,609	¥ 309,085	¥ 50,570
Operating lease liabilities, current	150,513	146,134	127,531
Operating lease liabilities, non-current	163,800	166,309	183,365
Total operating lease liabilities	¥ 314,313	¥ 312,443	¥ 310,896	¥ 50,089
Weighted average remaining lease term (in years)	2 years 9 months	2 years 10 months 24 days	3 years 3 months 3 days
Weighted average discount rate	4.81%	4.82%	4.82%